Subsequent Events (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events and Other Matters
13. Subsequent Events and Other Matters
In preparing these condensed consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through September 15, 2023, the date the condensed consolidated financial statements were available to be issued. In July and August of 2023, the Company granted an additional 64 Class B-1 Units to certain employees under the 2017 Profits Interest Plan, for a total number of 415 Class B-1 Units granted.

18. Subsequent Events
The Company has evaluated subsequent events through April 27, 2023, the date these consolidated financial statements were available to be issued and has determined that the following subsequent event requires disclosure in the consolidated financial statements.
On February 28, 2023, AON entered into a term sheet with a third-party institutional investor contemplating, on a non-binding basis, an aggregate investment by such investor of at least $65.0 million in the form of newly issued convertible preferred securities, to be consummated concurrently with the closing of the DTOC Transaction.